Employee benefits (Tables)	6 Months Ended
Jun. 30, 2025
Employee Benefits
Schedule of employee related benefits

		Current liabilities		Non-current liabilities
	Notes	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Payroll, related charges and other remunerations		699	934	—	–
Charges related to share-based payments	27(a)	30	16	—	–
Employee post retirement obligation	27(b)	61	62	1,170	1,118
		790	1,012	1,170	1,118

Schedule of fair value of the matching program

	2025 Program	2024 Program	2023 Program
Granted shares	2,453,783	2,244,659	1,330,503
Share price	10.13	12.02	15.94

Schedule of assumptions used for the monte carlo simulations

	2025 Program	2024 Program	2023 Program
Granted shares	1,973,979	1,873,175	1,177,755
Date shares were granted	May 06, 2025	April 29, 2024	January 2, 2023
Share price	9.31	12.49	16.60
Expected volatility	33.82%	35.60%	48.33%
Expected term (in years)	3	3	3
Expected shareholder return indicator	87.67%	66.95%	72.42%
Expected performance fator	93.83%	87.71%	69.17%

Schedule of reconciliation of assets and liabilities recognized in the statement of financial position

	June 30, 2025		December 31, 2024
	Overfunded pension plans	Underfunded pension plans and other benefits	Overfunded pension plans	Underfunded pension plans and other benefits
Movements of assets ceiling
Balance at beginning of the period	860	–	1,071	–
Interest income	31	–	69	–
Changes on asset ceiling	41	–	(76)	–
Translation adjustment	105	–	(204)	–
Balance at end of the period	1,037	–	860	–

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,554)	(2,036)	(3,346)	(1,923)
Fair value of assets	4,707	805	4,316	743
Effect of the asset ceiling	(1,037)	–	(860)	–
Assets (liabilities)	116	(1,231)	110	(1,180)

Current liabilities	10	(61)	–	(62)
Non-current assets (liabilities) (i)	106	(1,170)	110	(1,118)
Assets (liabilities)	116	(1,231)	110	(1,180)

(i) Overfunded pension plans assets are recorded as “Other non-current assets” in the balance sheet.